Annual Fund Operating Expenses - LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA	Sep. 30, 2026
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.61%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.31%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.64%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.37%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3) | Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.27%
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.27%

[1]	Restated to reflect current fees.
[2]	Restated to reflect current fees.